Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Recurring | Level 1 | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market fund, fair value	$ 48.3	$ 63.8	$ 47.5